Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	Cash and cash equivalents consisted of the following:
	Dec 31, 2023	Dec 31, 2022

Cash at banks	19,424,059	10,497,570
- Time deposit	18,437,333	8,398,404
- Demand deposit	986,726	2,099,166

Total	19,424,059	10,497,570

Schedule of Time Deposit Maturity Dates and Interest Rates	As of December 31, 2023, and 2022 the details of the Group’s time deposit, maturity dates and interest rates are as follows:
December 31, 2023 Currency	Maturity	Interest rate %	December 31, 2023

US$	December 31, 2023	5	17,231,789
TL	January 29, 2024	46	140,178
TL	January 2, 2024	43	147,306
TL	January 19, 2024	46	327,900
TL	January 5, 2024	43	28,089
TL	January 23, 2024	46	562,071

Total			18,437,333
December 31, 2022 Currency	Maturity	Interest rate %	December 31, 2022

US$	January 31, 2023	3	7,409,009
TL	January 2, 2023	14	695,250
TL	January 10, 2023	15	128,354
TL	January 16, 2023	15	106,962
TL	January 25, 2023	20	58,829

Total			8,398,404